Intangible Assets, Goodwill And Other Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Goodwill And Other Assets
9. Intangible Assets, Goodwill and Other Assets
Intangible Assets
The following table reflects the components of intangible assets being amortized at December 31, 2014 and 2013:

		December 31, 2014			December 31, 2013
	Weighted Amortization Period in Years	Gross Carrying Amount	Accumulated Amortization	Carrying Value	Gross Carrying Amount	Accumulated Amortization	Carrying Value
Refinery Services:
Customer relationships	5	$94,654	$81,880	$12,774	$94,654	$76,283	$18,371
Licensing agreements	6	38,678	28,983	9,695	38,678	26,055	12,623
Segment total		133,332	110,863	22,469	133,332	102,338	30,994
Supply & Logistics:
Customer relationships	5	35,430	30,228	5,202	35,430	28,568	6,862
Intangibles associated with lease	15	13,260	3,512	9,748	13,260	3,039	10,221
Segment total		48,690	33,740	14,950	48,690	31,607	17,083
Marine contract intangibles	5	32,000	833	31,167	—	—	—
Other	5	22,797	8,452	14,345	21,356	6,505	14,851
Total		$236,819	$153,888	$82,931	$203,378	$140,450	$62,928

The licensing agreements referred to in the table above relate to the agreements we have with refiners to provide services. The supply and logistics lease relates to a terminal facility in Shreveport, Louisiana. The marine contract intangibles relate to the contracts we assumed in the purchase of the M/T American Phoenix in November 2014.
We are recording amortization of our intangible assets based on the period over which the asset is expected to contribute to our future cash flows. Generally, the contribution to our cash flows of the customer and supplier relationships, licensing agreements and trade name intangible assets is expected to decline over time, such that greater value is attributable to the periods shortly after the acquisition was made. The supply and logistics lease, marine contract, and other intangible assets are being amortized on a straight-line basis. Amortization expense on intangible assets was $13.4 million, $14.6 million and $19.9 million for the years ended December 31, 2014, 2013 and 2012, respectively.
The following table reflects our estimated amortization expense for each of the five subsequent fiscal years:

	2015	2016	2017	2018	2019
Refinery Services:
Customer relationships	$4,405	$3,471	$2,737	$2,161	$—
Licensing agreements	2,711	2,510	2,324	2,150	—
Supply and Logistics:
Customer relationships	1,275	981	757	586	454
Intangibles associated with lease	474	474	474	474	474
Marine contract intangibles	6,417	5,400	5,400	5,400	5,400
Other	2,057	2,025	2,006	2,006	2,006
Total	$17,339	$14,861	$13,698	$12,777	$8,334

Goodwill
The carrying amount of goodwill by business segment at both December 31, 2014 and 2013 was $301.9 million in refinery services and $23.1 million in supply and logistics. We have not recognized any impairment losses related to goodwill for any of the periods presented.
Other Assets
Other assets consisted of the following:

	December 31,
	2014	2013
CO2 volumetric production payments, net of amortization	$9,395	$4,421
Deferred marine charges (1)	13,042	2,829
Other deferred costs and deposits	38,854	30,861
Other assets, net of amortization	$61,291	$38,111

(1)	See discussion of deferred charges on marine transportation assets in the Summary of Accounting Policies (Note 2)
The CO2 assets are being amortized on a units-of-production method. We recorded amortization of $4.2 million in 2014, $3.9 million in 2013 and $3.8 million in 2012.